INVESTMENTS AND SUNDRY ASSETS	12 Months Ended
Dec. 31, 2017
INVESTMENTS AND SUNDRY ASSETS
INVESTMENTS AND SUNDRY ASSETS

NOTE H. INVESTMENTS AND SUNDRY ASSETS

($ in millions)

At December 31:	2017	2016
Deferred transition and setup costs and other deferred arrangements*	$1,537	$1,497
Derivatives—noncurrent	757	594
Alliance investments
Equity method	90	85
Non-equity method	32	19
Prepaid software	300	230
Long-term deposits	271	267
Other receivables	455	416
Employee benefit-related	316	272
Prepaid income taxes	590	477
Other assets	572	729

Total	$4,919	$4,585

*Deferred transition and setup costs and other deferred arrangements are related to services client arrangements. Refer to note A, “Significant Accounting Policies,” on page 87 for additional information.